Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Amount Due to Related Party	The details for amount due to related party were as follows:
	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Hui Zhang, shareholder of Yangshuo	$392,235	$-
Total	$392,235	$-